Long Term Debt and Notes Payable (Details 1) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Summary of notes payable
Principal amount of notes payable	$ 877,500	$ 815,000
Unamortized discount	(465,480)	(338,692)
Notes payable, net of discount	412,020	476,308
Less current portion	(380,326)	(202,557)
Total long term portion	$ 31,694	$ 273,751